Significant Changes in the Current Reporting Period - Additional Information (Details) shares in Millions, $ in Millions						1 Months Ended					12 Months Ended
	May 13, 2020 USD ($) $ / shares shares	May 13, 2020 AUD ($) $ / shares shares	Oct. 03, 2019 USD ($) $ / shares shares	Oct. 03, 2019 AUD ($) $ / shares shares	Sep. 10, 2019 USD ($)	May 31, 2020 USD ($) $ / shares shares	May 31, 2020 AUD ($) $ / shares shares	Feb. 29, 2020	Oct. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2019 AUD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from issuance of shares	$ 88,800,000	$ 138.0	$ 50,700,000	$ 75.0		$ 88,800,000	$ 138.0		$ 50,700,000	$ 75.0
Number of shares issued and fully paid | shares	43.0	43.0	37.5	37.5		43.0	43.0		37.5	37.5
Fully-paid ordinary shares price | $ / shares	3.20	3.20	2.00	2.00		3.20	3.20		2.00	2.00
Borrowings recognized as current liability											$ 32,455,000	$ 14,007,000
Grunenthal
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Revenue recognized					$ 15,000,000							$ 0
Deferred revenue					$ 2,500,000
Hercules Capital, Inc.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of principal repayment											In October 2019, February 2020 and May 2020, the Group was able to defer the commencement of principal repayments under the Hercules loan agreement to April 2020, July 2020 and October 2020, respectively. In August 2020, as disclosed in Note 15, the Group amended the terms of the loan agreement to defer commencement of principal repayments to March 2021. As at June 30, 2020, principal repayments were due to commence in October 2020 and as a result $24.3 million were recognized as a currently liability, given that the terms of the loan agreement to defer the principal repayments were amended subsequent to the period end. Principal repayments can be further deferred to the loan maturity date of March 2022 if certain milestones are satisfied
Principal repayment due term						2020-10	2020-10	2020-07	2020-04	2020-04	2022-03
Principal repayment due commence term											2020-10
Borrowings recognized as current liability											$ 24,300,000
Hercules Capital, Inc. | Loan Agreement | Bottom of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term											2021-03
Hercules Capital, Inc. | Loan Agreement | Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term											2022-03